VIKING MUTUAL FUNDS

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Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund






Semi-Annual Report                                          June 30, 2001


SHAREHOLDER LETTER

Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Semi-Annual Report for the six months ended June 30, 2001.

The U.S. economy declined rapidly from December 2000 through the period under review. This economic slowdown comes on the heels of the nation's longest period of economic expansion and is a result, at least in part, of the Fed's strict inflation-slaying policy regime that spanned from June 1999 to May 2000. Throughout that period, the Fed tightened credit by raising the Fed Funds rate six times in an attempt to guide the record expansion to a soft landing - that is, a more sustainable rate of growth and one that doesn't invite inflation.

As we entered 2001, the rapidly slowing economy coupled with job cuts and declining consumer confidence due to higher energy prices and stock market uncertainty resulted in a surprise half-point rate cut by the Fed on January
3. This was followed by similar-sized cuts on January 31, March 20, April 18 and May 15 and a quarter-point cut June 27. The total reduction in the Fed Funds rate has been 2.75 percentage points, from the 6.50% that prevailed at year-end to 3.75% at the end of June. In both degree and speed, this is the most aggressive easing by a Fed board from an historical perspective. This reflects the raped decline in the U.S. economy starting last December, the lack of a notable response in the economic statistics to the initial rate cuts, the continued economic malaise in Japan, and the realization that the weakness in our economy is spreading globally. In cutting rates six times in six months, the central bank is trying to boost demand and confidence before a severe recession in manufacturing spreads to other, healthier parts of the economy. After the sixth cut, the Fed stated that falling profits and business spending along with slower growth abroad continue to weigh on the economy. The risks remain weighted toward weakness. They also stated that inflation is expected to remain contained as pressures on labor and product markets ease. This opens the door for further policy eases.

Wall Street's bulls and bears have been slugging it out for the first half of 2001, keeping U.S. stock averages confined within frustratingly tight bounds. Particularly galling to investors has been watching the indices spend weeks on end grinding and churning - and essentially going nowhere. Still, the Federal Reserve's three rate cuts in the second quarter managed to work some magic giving equities their first up quarter in the last five as measured by the S&P 500. And yet, as the book was closed on the first six months of the year, most investors did not have much to cheer about as all major U.S. market indices remained in negative territory. The S&P 500 dropped 6.7%, the Dow 2.6% and the NASDAQ a bruising 12.4%.

As the Fed cut rates 150 basis points during the first quarter of 2001 in order to catch up with a slowing economy, municipal bond rates followed suit, sending prices higher. However, by the second quarter, the fixed income markets reflected the perception of improved economic prospects for the future. Although the Federal Reserve lowered short-term interest rates by another 125 basis points, intermediate to long-term municipal bond yields actually rose sending prices lower. While any improvement in the economy was tenuous at best, the bond market focused on any sign of improvement because of the already aggressive reduction in rates by the Fed.

In this type of market environment, it is even more important than ever to seek the help of a professional when investing. Making the right decisions in these markets can be very difficult and an experienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual fund performance as well as the fund's portfolios and financial statements are presented within for your review.

We thank you for your confidence in Viking Mutual Funds during these turbulent times in the market. As always we will do our best to make sure your experience as a shareholder is a rewarding one.


Sincerely,


/s/Shannon D. Radke
Shannon D. Radke
President
Viking Mutual Funds

VIKING TAX-FREE FUND FOR MONTANA

By:  Shannon D. Radke
       President/Portfolio Manager

Viking Tax-Free Fund for Montana provided a total return of 2.04% for the six months ended June 30, 2001 (at net asset value with distributions reinvested).

In an attempt to boost demand and confidence before a severe recession in manufacturing spread to other, healthier parts of the economy, the Fed cut rates six times in the first six months of 2001. Anticipation of further rate cuts led to lower municipal yields and a resulting increase in the Fund's share price during the first part of the period. However, later in the period, despite continued easing by the Fed, the fixed income markets pushed longer-term yields higher and the Fund's share price lower reflecting the perception of improved economic prospects for the future. The bond market focused on any sign of improvement because of the already aggressive reduction in rates by the Fed.

Despite the continued scarcity of Montana municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Purchases throughout the period included Montana State Board of Housing, Montana State Long Range Building Program, Montana Higher Education Student Assistance Corporation, Montana State Board of Regents, Helena Solid Waste Transfer Facility and several other issues. Adding the various purchases to the portfolio resulted in duration at June 30, 2001 of 8.78 years. Average credit quality remained a lofty AA+.

Going forward, the Fund will continue to be managed with a long-term perspective while seeking out high quality issues that represent the best value. The highest level of current income that is exempt from federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

Municipal bond funds offer high credit quality, favorable after-tax yields and comparatively lower volatility than corporate bonds. These qualities can make them an ideal component in an asset allocation plan, whether an investor's primary goal is long-term growth for tomorrow or high current income for today.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

By:  Shannon D. Radke
       President/Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of 1.63% for the six months ended June 30, 2001 (at net asset value with distributions reinvested).

In an attempt to boost demand and confidence before a severe recession in manufacturing spread to other, healthier parts of the economy, the Fed cut rates six times in the first six months of 2001. Anticipation of further rate cuts led to lower municipal yields and a resulting increase in the Fund's share price during the first part of the period. However, later in the period, despite continued easing by the Fed, the fixed income markets pushed longer-term yields higher and the Fund's share price lower reflecting the perception of improved economic prospects for the future. The bond market focused on any sign of improvement because of the already aggressive reduction in rates by the Fed.

Despite the relative scarcity of North Dakota municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Purchases throughout the period included Bismarck Health Care Facilities for St. Alexius Medical Center, Burleigh County Health Care Revenue for MedCenter One, Fargo Water Revenue, North Dakota State Board of Higher Education for UND, North Dakota State Building Authority Lease Revenue and several other issues. Adding the various purchases to the portfolio resulted in duration at June 30, 2001 of 8.85 years. Average credit quality remained a lofty AA+.

Going forward, the Fund will continue to be managed with a long-term perspective while seeking out high quality issues that represent the best value. The highest level of current income that is exempt from federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

Municipal bond funds offer high credit quality, favorable after-tax yields and comparatively lower volatility than corporate bonds. These qualities can make them an ideal component in an asset allocation plan, whether an investor's primary goal is long-term growth for tomorrow or high current income for today.

Viking Large-Cap Value Fund

By: J. Peter Skirkanich, Investment Committee Chairman
      Shannon D. Radke, President

Viking Large-Cap Value Fund provided a total return of +0.63% (at net asset value) for the six months ended June 30, 2001.

Despite Fed rate cuts of 150 basis points during the first quarter, stocks continued to struggle as worries mounted that the U.S. economy might be entering a recession and corporate earnings would fall short of expectations. However, additional rate cuts in the second quarter managed to work some magic giving equities their first positive quarter in the last five as measured by the S&P 500. The equity market continued to display the split personality of recent years, though the changes have accelerated to Internet speed. Individual stock and industry favorites and pariahs often changed places on a moment's notice and, in some cases, more than once during a very unpredictable period for all investors. As the book was closed on the first six months of the year, most investors did not have much to cheer about as all major U.S. market indices remained in negative territory. The S&P 500 dropped 6.7%, the Dow 2.6% and the NASDAQ a bruising 12.4%. We are pleased to report that the Fund experienced positive performance for the period.

The most difficult questions today are, "When will corporate profits resume growth?" and "How strong will the rebound be?", particularly since valuations remain at the high end of the historic range. The economy is in a bottoming process, and, as always, different industries and companies will hit bottom at different times.

In reviewing the performance of individual holdings during the period, the split personality of the market was apparent in individual sectors. In banking, U.S. Bancorp declined, while National City had a nice gain. In the electrical equipment area, Emerson Electric posted a decline while TRW and others posted increases. Among our healthcare holdings, Tenet Healthcare advanced 16.1%, while Merck and Bristol-Myers Squibb suffered double-digit declines. During the period, we trimmed our position in Tenet and added to Merck and Bristol-Myers.

The semiconductor equipment industry, led by KLA-Tencor and Novellus Systems, experienced strong gains during the period, as did SPX Corp. and Air Products. Among the poorer performers during the period were Anadarko Petroleum, El Paso Energy, Kimberly-Clark, Corning and SBC Communications.

Portfolio changes included selling Albertson's and buying Kroger; and selling Keycorp, Conagra and Computer Associates, each because of a combination of poor business fundamentals and, in varying degrees, our loss of faith in company management. New purchases include Masco for its exposure to the housing industry and positive demographics, Rowan for its exposure to oil and gas drilling, and Corning for its exposure to the beaten-down telecom area.

The Fund's top sector weightings at June 30 included Industrial Products, Computer/Communications Related, Electronics, Energy/Oil and Banks. The top five holdings were SPX Corp., Emerson Electric, KLA-Tencor, Kimberly Clark and Novellus Systems.

We continue to believe that a well-diversified portfolio of industry leaders selling at rational valuations is the prudent course of action. Long-term total return and capital preservation remains the investment objective of the Fund.

Viking Small-Cap Value Fund

By: George C. Pierides, Small-Cap Equities Director
      Shannon D. Radke, President

Viking Small-Cap Value Fund provided a total return of +2.30% (at net asset value) for the period from May 3, 2001 (inception) through June 30, 2001.

Additional rate cuts by the Fed in the second quarter managed to work some magic giving equities their first positive quarter in the last five as measured by the S&P 500. However, for the shorter period under review, the S&P 500 dropped 3.40%. The equity market continued to display the split personality of recent years, though the changes have accelerated to Internet speed.
Individual stock and industry favorites and pariahs often changed places on a moment's notice and, in some cases, more than once during a very unpredictable period for all investors. We are pleased to report that the Fund experienced positive performance for the period under review.

The most difficult questions today are, "When will corporate profits resume growth?" and "How strong will the rebound be?", particularly since valuations remain at the high end of the historic range. The economy is in a bottoming process, and, as always, different industries and companies will hit bottom at different times.

In reviewing the individual holdings during the period, our performance was led by ATMI, Inc. (semiconductor materials), Bel Fuse (electronic components) and Cable Design Technologies (communications equipment). Rising inventories and falling commodity prices adversely affected our energy holdings, including XTO Energy (formerly Cross Timbers). Other poor performers during the period included ACT Manufacturing (electric instruments and controls) and Veeco Instruments (data storage and semiconductor equipment).

The Fund's top sector weightings at June 30 included Energy/Non-Oil, Electrical Equipment, Computer/Communications Related, Electronics and Industrial Products. The top five holdings were ATMI, Inc., Church & Dwight, Questar, Kennametal and Arkansas Best.

We continue to believe that a well-diversified portfolio of industry leaders selling at rational valuations is the prudent course of action. Overall, small-cap stock valuations continue at below-normal levels relative to large-cap stocks, although the gap has narrowed somewhat. Long-term total return and capital preservation remains the investment objective of the Fund.

VIKING MUTUAL FUNDS
Statement of Investments, June 30, 2001 (Unaudited)

Viking Tax-Free Fund for Montana


                                                                            PRINCIPAL           MARKET
                                                                             AMOUNT              VALUE
MUNICIPAL BONDS  91.6%

General Obligations  15.2%
Broadwater Cnty MT Sch Dist No. 1 Townsend (AMBAC)  4.95%  07/01/16          25,000            $25,043
Broadwater Cnty MT Sch Dist No. 1 Townsend (AMBAC)  5.20%  07/01/21          25,000             25,434
Cascade Cnty MT High Sch Dist B Bldg GO       (FGIC)  5.40%  07/01/15        10,000             10,461
Gallatin Cnty MT High Sch Dist No. 7 Bozeman  5.25%  06/01/12                10,000             10,126
Lewis & Clark Cnty High Sch Dist 1 Helena      (FSA)  5.40%  07/01/12        10,000             10,433
MT St Drinking Wts Revolving FD-6 5.00%  07/15/21                            50,000             49,242
MT St Long Range Building Pg - Ser C G.O.  5.00%  08/01/17                   20,000             19,778
MT St Long Range Building Pg - Ser B G.O.  5.00%  08/01/20                   50,000             49,492
Puerto Rico Commonwealth  (AMBAC) 5.50%  07/01/13                             5,000              5,205
Puerto Rico Commonwealth  (MBIA) 5.375%  07/01/25                            25,000             25,182
Puerto Rico Commonwealth  (MBIA) 5.375%  07/01/25                            25,000             25,047
Puerto Rico Mun Fin Agy Ref Ser B  (FSA)     5.50%  08/01/17                 25,000             26,212
                                                                                               -------
                                                                                               281,655
                                                                                               -------
Continuing Care Revenue Bonds  4.3%
MT St Hlth Facs Auth Rev Hillcrest Sr Cntr 6.90%  06/01/15                   30,000             30,011
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr 7.375%  06/01/30                   10,000              9,817
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr 7.25%  06/01/25                    35,000             34,368
MT Hlth Facs Auth Master Ln Program Lutheran Home B  6.00%  10/01/08          5,000              5,360
                                                                                               -------
                                                                                                79,556
                                                                                               -------
Higher Education Revenue Bonds  19.3%
MT Brd Reg (U of M) Hgher Ed Rev Esc C (MBIA)  5.20%  11/15/09                5,000              5,331
MT Brd Reg (U of M) Hgher Ed Rev Unref C(MBIA)  5.20%  11/15/09               5,000              5,238
MT Hgher Ed Stud Assist Crp Stud Ln Rev Ser B  5.10%  12/01/01               20,000             20,054
MT Hgher Ed Stud Assist Crp Stud Ln Rev Ser B  5.50%  12/01/31               50,000             48,701
MT St Hgher Ed Stud Assist Corp Rev Ser B 6.40%  12/01/32                    25,000             25,840
MT St Brd Regents (MSU) Rev Hghr Ed Fac Imp C (MBIA)  5.60%  11/15/06        10,000              9,947
*MT Brd Regents (MSU) Ref & Imp Hghr Ed Facs-D (MBIA)  5.375%  11/15/21      45,000             44,831
MT St Brd Regents (MSU) Rev Facs Imp-E (AMBAC)  5.00%  11/15/21              15,000             14,597
MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75%  05/15/20            10,000             10,451
*MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75%  05/15/24           90,000             94,243
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375%  02/01/19            50,000             47,638
Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                 20,000             19,963
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19             10,000             10,304
                                                                                               -------
                                                                                               357,138
                                                                                               -------
Hospital Revenue Bonds  10.8%
MT Hlth Facs Auth Sisters Chrty Leavenworth (MBIA)  5.00%  12/01/24          30,000             29,014
MT St Hlth Facs Auth Rev Providence Serv     (MBIA)  5.375%  12/01/25        10,000              9,932
MT St Hlth Fac Auth Rev Montana St Hosp     (AMBAC) 5.00%  06/01/18          25,000             24,419
MT St Hlth Fac Auth Hlth Care Rev Sidney Hlth Center (ACA)  5.60%  09/01/15   5,000              4,940
MT St Hlth Fac Auth Rev Ref & Imp Sidney Hlth Center (ACA)  6.25%  09/01/29  50,000             50,359
MT Hlth Fac Auth Mstr Ln Program Marcus      Daly Hosp A  6.00%  08/01/20     5,000              5,236
MT St Hlth Fac Auth Rev St. Peters Hosp 5.50%  06/01/11                      25,000             25,493
MT St Hlth Facs Auth Rev Kalispell Med Ctr (AMBAC)  5.00%  07/01/16          25,000             24,782
Puerto Rico Tourist Med & Environment Hosp Auxilio  (MBIA)  5.50%  07/01/17  25,000             25,779
                                                                                               -------
                                                                                               199,954
                                                                                               -------
Housing Revenue Bonds  13.3%
MT St Brd Hsg Sngle Fam Mtg Ser A-2 5.40%  06/01/07                          25,000             26,074
MT St Brd Hsg Sngle Fam Mtg Ser B-1 7.30%  10/01/17                          40,000             40,426
MT St Brd Hsg Sngle Fam Ser RA 6.10%  12/01/07                                5,000              4,994
MT St Brd Hsg Sngle Fam Mtg Ser A-2 5.75%  06/01/30                          50,000             50,098
MT St Brd Hsg Sngle Fam Ser A-2 5.60%  12/01/23                             125,000            125,231
                                                                                               -------
                                                                                               246,823
                                                                                               -------
Utility Revenue Bonds  5.0%
Forsyth MT PCR Ref Puget Sound Pwr & Lght (AMBAC)  7.05%  08/01/21           15,000             15,252
Forsyth MT PCR Ref Puget Sound Pwr & Lght (AMBAC)  6.80%  03/01/22            5,000              5,182
Forsyth MT PCR Ref Montana Power (AMBAC)  6.125%  05/01/23                    5,000              5,213
Forsyth MT PCR Rev Ref Montana Power (AMBAC)  5.90%  12/01/23                60,000             62,033
Forsyth MT PCR Ref Montana Power Colstrip (MBIA)  6.125%  05/01/23            5,000              5,207
                                                                                               -------
                                                                                                92,887
                                                                                               -------
Power Authority Revenue Bonds  5.5%
Puerto Rico Elec Pwr Auth Pwr Rev Ser DD      (FSA)  5.25%  07/01/16         25,000             25,796
Puerto Rico Elec Pwr Auth Pwr Rev Ser AA      (MBIA)  5.25%  07/01/15        25,000             25,853
Puerto Rico Elec Pwr Auth Pwr Rev Ser AA      (MBIA)  5.375%  07/01/27       50,000             50,370
                                                                                               -------
                                                                                               102,019
                                                                                               -------
Transportation Revenue Bonds  6.4%
*Billings MT Airport Rev Ref (MBIA) 6.20%  07/01/20                          25,000             27,120
Puerto Rico Hwy & Trans Auth Hwy Rev Ref-W  (FSA)  5.50%  07/01/17           20,000             20,361
Puerto Rico Hwy & Trans Auth Hwy Rev Ref-X  (FSA)  5.25%  07/01/21           10,000              9,889
Puerto Rico Hwy & Trans Auth Hwy Rev Ref-X  (FSA)  5.50%  07/01/19           30,000             30,701
Puerto Rico Hwy & Trans Auth Hwy Rev Ref-X  (MBIA)  5.25%  07/01/21          30,000             29,923
                                                                                               -------
                                                                                               117,994
                                                                                               -------
Other Revenue Bonds  11.9%
Anaconda Deer Lodge Cnty Sld Waste Rev     Arco  6.375%  10/01/16             5,000              5,202
Helena MT Solid Waste Tfr Fac Rev 5.50%  07/01/13                            40,000             40,373
MT St Hlth Fac Auth Prerelease Ctr Andrew      Proj  6.30%  10/01/20         25,000             25,310
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26     95,000             98,660
Puerto Rico Pub Bldg Auth Pub Ed & Hlth Facs  (FSA)  5.75%  07/01/15         20,000             20,774
Puerto Rico Pub Bldg Auth Rev Govt Facs A (AMBAC)  5.00%  07/01/25           20,000             20,077
Puerto Rico Pub Fin Corp Commonwealth Aprop-A  (AMBAC)  5.375%  06/01/15     10,000             10,646
                                                                                               -------
                                                                                               221,042
                                                                                               -------
Total Municipal Bonds (cost $1,687,315)                                                      1,699,068

SHORT-TERM INVESTMENTS  6.3%
Franklin Puerto Rico Tax-Free Fund                                                              90,226
Goldman-Sachs Financial Square Tax-Free Money Market                                            26,500
                                                                                            ----------
Total Short-Term Investments (cost $116,397)                                                   116,726
                                                                                            ----------
TOTAL MARKET VALUE OF  SECURITIES OWNED  97.9%  (COST $1,803,712)                            1,815,794
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  2.1%                                           38,773
                                                                                            ----------

NET ASSETS APPLICABLE TO 189,938 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%              $1,854,567
                                                                                            ----------

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Statement of Investments, June 30, 2001 (Unaudited)

Viking Tax-Free Fund for North Dakota

                                                                            PRINCIPAL           MARKET
                                                                             AMOUNT              VALUE
MUNICIPAL BONDS  98.8%

General Obligations  7.1%
Fargo ND Ref & Impt - Ser A 4.80%  05/01/08                                  5,000               5,146
Grand Forks ND G.O. Tax Increment Ser B  5.80%  12/01/14                     5,000               5,115
Grand Forks ND Park District Ref Impt (AMBAC)  5.50%  05/01/24               5,000               5,065
Mandan ND Ref Impt G.O. 5.50%  05/01/14                                     15,000              15,141
Puerto Rico Commonwealth G.O. (MBIA)  5.75%  07/01/26                       10,000              10,424
                                                                                               -------
                                                                                                40,891
                                                                                               -------
Education Revenue Bonds  1.8%
Fargo School District Bldg Auth Rev First Mtg Ser B (AMBAC) 5.00% 05/01/10  10,000              10,146
                                                                                               -------
                                                                                                10,146
                                                                                               -------
Higher Education Revenue Bonds  11.3%
Fargo ND Lease Rev NDSU Lease Oblig Ser-A  (AMBAC)  5.60%  10/01/21         10,000              10,227
NDSU Ag & Applied Science Univ Rev Ref      Hsg & Aux Facs  6.40%  04/01/10  5,000               5,205
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (AMBAC)  4.80%  04/01/14          25,000              24,575
*ND State Student Loan Rev Ser A (AMBAC) 7.00%  07/01/05                    25,000              24,839
                                                                                               -------
                                                                                                64,846
                                                                                               -------
Hospital Revenue Bonds  20.1%
Bismarck Hlth Care St. Alexius Md Ctr A (FSA)  5.00%  07/01/28              15,000              13,844
Burleigh Cnty ND Hlth Care MedCenter One (MBIA)  5.25%  05/01/13            20,000              20,040
Carrington ND Hlth Fac Rev Hlth Ctr Proj  6.25%  11/15/15                   15,000              15,306
Grand Forks ND Hlth Care Altru Hlth Oblg Grp  7.125%  08/15/24              20,000              20,576
Grand Forks ND Hlth Care Facs Untd Hosp Oblig Group (MBIA) 6.25% 12/01/24   25,000              25,977
Ward Cnty ND Health Care Facs Rev Trinity Olbig. Grp - B  7.50%  07/01/21  20,000              20,233
                                                                                               -------
                                                                                               115,976
                                                                                               -------
Housing Revenue Bonds  7.0%
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg D  6.25%  01/01/20                 5,000               5,163
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  6.60%  01/01/04                 5,000               4,961
ND St Hsg Fin Agy Hsg Fin Home MTG-C-RMK  6.10%  07/01/28                   10,000              10,156
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                25,000              20,038
                                                                                               -------
                                                                                                40,318
                                                                                               -------
Power Authority Revenue Bonds  3.7%
Puerto Rico Electric Power Auth Rev (MBIA) 6.00%  07/01/11                  10,000              11,316
Puerto Rico Elec Pwr Auth Pwr Rev AA (MBIA)  5.375%  07/01/27               10,000              10,074
                                                                                               -------
                                                                                                21,390
                                                                                               -------
Utility Revenue Bonds  8.6%
Mercer Cnty Poll Ctl Rev Basin Elec Pwr Coop  (AMBAC)  6.05%  01/01/19      10,000              10,431
*Oliver Cnty PCR Ref Square Butte Elec-A (AMBAC)  5.30%  01/01/27           35,000              33,994
Oliver Cnty Solid Waste Rev Ref SquareButte Elec B (AMBAC)  5.45%  01/01/24  5,000               4,920
                                                                                               -------
                                                                                                49,345
                                                                                               -------
Transportation Revenue Bonds  2.7%
Minot ND Airport Revenue 5.40%  10/01/09                                    15,000              15,545
                                                                                               -------
                                                                                                15,545
                                                                                               -------
Water Revenue Bonds  3.6%
Fargo ND Water Rev      5.125%  01/01/10                                    10,000              10,382
ND St Water Comm Rev Wtr Dev SW Pipeline A  (AMBAC)  5.70%  07/01/17        10,000              10,321
                                                                                               -------
                                                                                                20,703
                                                                                               -------
Other Revenue Bonds  33.0%
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26    15,000              15,578
*Grand Forks ND Sales Tax Rev Aurora Project Ser A (MBIA) 5.625% 12/15/29   35,000              35,087
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                          25,000              24,969
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  5.75%  10/01/16           10,000              10,454
ND St Bldg Auth Lease Rev Ser A  5.125%  12/01/13                           10,000              10,086
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                     50,000              49,032
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.125%  12/01/22                    25,000              24,364
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  07/01/21                        10,000              10,269
Puerto Rico Pub Bldg Auth Facs Ser M (AMBAC)  5.50%  07/01/21               10,000               9,987
                                                                                               -------
                                                                                               189,826
                                                                                               -------
Total Municipal Bonds (cost $565,625)                                                          568,986

SHORT-TERM INVESTMENTS  0.2%
Franklin Puerto Rico Tax-Free Fund                                                               1,099
                                                                                               -------
Total Short-Term Investments (cost $1,103)                                                       1,099
                                                                                               -------
TOTAL MARKET VALUE OF SECURITIES OWNED  99.0% (COST $566,728)                                  570,085

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.0%                                            5,978
                                                                                               -------
NET ASSETS APPLICABLE TO 58,480 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                $576,063
                                                                                               -------

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.



Summary of Abbreviations:
   ACA-Insured by the ACA Financial Guaranty Corporation
   AMBAC- Insured by the AMBAC Indemnity Corporation
   FGIC-Insured by the Financial Guaranty Insurance Company
   FSA-Insured by Financial Security Assurance
   MBIA-Insured by the Municipal Bond Insurance Association


VIKING MUTUAL FUNDS
Statement of Investments, June 30, 2001 (Unaudited)

Viking Large-Cap Value Fund

                                                    SHARES          VALUE
Common Stocks  95.7%
Banks  7.4%
Fleet Boston Financial                              1,000          $44,470
JP Morgan Chase & Co.                                 600           23,670
National City                                         800           24,624
U.S. Bancorp                                        1,265           28,829
Washington Mutual                                   1,200           45,060
                                                                   -------
                                                                   166,653
                                                                   -------
Building Materials  1.0%
Masco Corporation                                     900           22,464
                                                                   -------
                                                                    22,464
                                                                   -------
Chemical  5.0%
Air Products & Chemicals                              900           41,175
Akzo Nobel NV ADR                                   1,000           42,580
Rohm & Haas                                           900           29,610
                                                                   -------
                                                                   113,365
                                                                   -------
Computer/Communications Related  11.9%
Applied Materials                                     700           34,370
Corning                                             2,200           36,762
KLA-Tencor                                          1,400           81,858
Novellus Systems                                    1,200           68,148
Veeco Instruments                                   1,200           47,700
                                                                   -------
                                                                   268,838
                                                                   -------
Drug  7.3%
Abbott Laboratories                                 1,000           48,000
Bristol-Myers Squibb                                1,000           52,300
Merck & Co.                                         1,000           63,910
                                                                   -------
                                                                   164,210
                                                                   -------
Electronics  9.0%
Emerson Electric                                    1,400           84,700
Kemet                                               1,200           24,120
TRW                                                 1,600           65,600
Vishay Intertechnology                              1,200           27,600
                                                                   -------
                                                                   202,020
                                                                   -------
Energy/Oil  8.7%
Anadarko Petroleum                                  1,200           64,692
Conoco Inc. Class A                                 1,200           33,840
Kerr-McGee                                            600           39,762
Phillips Petroleum                                  1,000           57,000
                                                                   -------
                                                                   195,294
                                                                   -------
Energy/Non-Oil  1.9%
El Paso Energy                                        800           42,032
                                                                   -------
                                                                    42,032
                                                                   -------
Energy/Oilfield Services  2.2%
Rowan Companies                                     2,300           50,830
                                                                   -------
                                                                    50,830
                                                                   -------
Financial Services  3.2%
John Hancock Financial                                600           24,156
Torchmark Corp.                                     1,200           48,252
                                                                   -------
                                                                    72,408
                                                                   -------
Food  3.9%
General Mills                                         600           26,268
Heinz                                               1,500           61,335
                                                                   -------
                                                                    87,603
                                                                   -------
Food Wholesalers/Retailers  3.0%
Kroger                                              2,700           67,500
                                                                   -------
                                                                    67,500
                                                                   -------
Household Products  3.2%
Kimberly-Clark                                      1,300           72,670
                                                                   -------
                                                                    72,670
                                                                   -------
Industrial Products  12.3%
Dover                                               1,500           56,475
Ingersoll-Rand                                      1,500           61,800
Kennametel                                          1,000           36,900
Parker-Hannifin                                       800           33,952
SPX                                                   700           87,626
                                                                   -------
                                                                   276,753
                                                                   -------
Medical Services/Supplies  2.3%
Tenet Healthcare                                    1,000           51,600
                                                                   -------
                                                                    51,600
                                                                   -------
Metals  3.1%
ALCOA                                               1,000           40,000
Rio Tinto PLC ADR                                     400           29,060
                                                                   -------
                                                                    69,060
                                                                   -------
Multi-Industry  2.0%
3M                                                    400           45,640
                                                                   -------
                                                                    45,640
                                                                   -------
Packaging  2.5%
Sealed Air                                          1,500           55,875
                                                                   -------
                                                                    55,875
                                                                   -------
Telecommunications  3.7%
SBC Communications                                  1,000           40,060
Verizon Communications                                800           42,800
                                                                   -------
                                                                    82,860
                                                                   -------
Transportation  2.1%
CNF Inc.                                            1,700           48,025
                                                                   -------
                                                                    48,025
                                                                   -------
Total Common Stocks (Cost $1,970,741)                            2,155,700

SHORT-TERM INVESTMENTS  2.4%
Financial Square Prime Obligations Fund                             54,000
                                                                ----------
Total Short-Term Investments (Cost $54,000)                         54,000
                                                                ----------
TOTAL MARKET VALUE OF SECURITIES OWNED  98.1% COST ($2,024,741)  2,209,700

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.9%               43,294
                                                                ----------
NET ASSETS APPLICABLE TO 202,134 SHARES
  ($0.001 PAR VALUE) OUTSTANDING 100.0%                         $2,252,994

The accompanying notes are an integral part of these financial statements.



VIKING MUTUAL FUNDS
Statement of Investments, June 30, 2001 (Unaudited)

Viking Small-Cap Value Fund

                                                    SHARES          VALUE
Common Stocks  90.9%
Auto Related  2.6%
Borg Warner                                          100            $4,962
                                                                   -------
                                                                     4,962
                                                                   -------
Cement  2.6%
Lafarge                                              150             5,027
                                                                   -------
                                                                     5,027
                                                                   -------
Chemical  1.9%
RPM                                                  400             3,680
                                                                   -------
                                                                     3,680
                                                                   -------
Computer/Communications Related  9.3%
ATMI                                                 300             9,000
Actel                                                100             2,455
LTX Corp.                                            100             2,556
Veeco Instruments                                    100             3,975
                                                                   -------
                                                                    17,986
                                                                   -------
Electrical Equipment  9.4%
Baldor Electric                                      300             6,411
Belden                                               200             5,350
Cable Design Tech.                                   400             6,464
                                                                   -------
                                                                    18,225
                                                                   -------
Electronics  9.1%
ACT Manufacturing                                    300             3,282
Artesyn Technologies                                 200             2,580
Bel Fuse Cl. B                                       200             6,650
Technitrol                                           200             5,200
                                                                   -------
                                                                    17,712
                                                                   -------
Energy/Oil  4.1%
XTO Energy                                          300              4,305
Vintage Petroleum                                   200              3,740
                                                                   -------
                                                                     8,045
                                                                   -------
Energy/Non-Oil  9.7%
NUI                                                 200              4,616
Newfield Exploration                                100              3,206
Piedmont Natural Gas                                100              3,552
Questar                                             300              7,428
                                                                   -------
                                                                    18,802
Food Wholesalers/Retailers  1.8%
SuperValu                                           200              3,510
                                                                   -------
                                                                     3,510
                                                                   -------
Household Products  6.0%
Church & Dwight                                     300              7,635
Libbey                                              100              3,971
                                                                   -------
                                                                    11,606
                                                                   -------
Industrial Products  8.8%
CLARCOR                                             200              5,370
Kennametel                                          200              7,380
Teleflex                                            100              4,400
                                                                   -------
                                                                    17,150
                                                                   -------
Insurance  3.5%
Protective Life                                     200              6,874
                                                                   -------
                                                                     6,874
                                                                   -------
Medical Services/Supplies  4.4%
Dentsply International                              100              4,435
Polymedica                                          100              4,050
                                                                   -------
                                                                     8,485
                                                                   -------
Precision Instruments  1.1%
Excel Technology                                    100              2,208
                                                                   -------
                                                                     2,208
                                                                   -------
Restaurant  5.5%
Applebee's International                            150              4,800
Outback Steakhouse                                  200              5,760
                                                                   -------
                                                                    10,560
                                                                   -------
Retailing  6.3%
Claire's Stores                                     300              5,808
Footstar                                            100              3,440
ShopKo Stores                                       400              2,912
                                                                   -------
                                                                    12,160
Transportation  4.8%
Arkansas Best                                       300              6,915
Roadway Corporation                                 100              2,377
                                                                   -------
                                                                     9,292
                                                                   -------
Total Common Stocks (Cost $172,378)                                176,284

SHORT-TERM INVESTMENTS  9.3%
Financial Square Prime Obligations Fund                              9,000
First International Bank & Trust Money Manager                       9,000
                                                                   -------
Total Short-Term Investments (Cost $18,000)                         18,000
                                                                   -------
TOTAL MARKET VALUE OF SECURITIES OWNED  100.2% COST ($190,378)     194,284

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (0.2)%               (437)
                                                                   -------
NET ASSETS APPLICABLE TO 18,952 SHARES
  ($0.001 PAR VALUE) OUTSTANDING 100.0%                            193,847
                                                                   -------

The accompanying notes are an integral part of these financial statements.


VIKING MUTUAL FUNDS
Financial Statements (Unaudited)

Statements of Assets and Liabilities
June 30, 2001

                                       Tax-Free Fund       Tax-Free Fund         Large-Cap       Small-Cap
                                        for Montana       for North Dakota       Value Fund      Value Fund
                                       --------------------------------------------------------------------
ASSETS:
Investments in securities:

Cost                                   $1,803,712            $566,728            $2,024,741      $190,378
                                       --------------------------------------------------------------------
Value                                   1,815,794             570,085             2,209,700       194,284
Cash                                          369                  71                   429         8,777
Receivable for fund shares sold            42,405                   -                     -             -
Security sales receivable                       -              25,300                38,443             -
Prepaid assets                                239                 154                   599           606
Interest & dividends receivable            25,318               9,883                 2,756           133
Other assets                                1,618               2,268                 2,977             -
                                       --------------------------------------------------------------------
Total assets                            1,885,743             607,761             2,254,904       203,800
                                       --------------------------------------------------------------------
LIABILITIES:
Security purchases payable                 20,804              25,321                     -         9,115
Distributions payable                       6,945               1,911                     -             -
Other accounts payable and
  accrued expenses                          3,427               4,466                 1,910           838
                                       --------------------------------------------------------------------
Total liabilities                          31,176              31,698                 1,910         9,953
                                       --------------------------------------------------------------------
NET ASSETS                              1,854,567             576,063             2,252,994       193,847
                                       --------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT JUNE 30, 2001

Capital shares, $0.001 par value,
  unlimited shares authorized           1,844,515             573,527             2,073,379       190,018
Net unrealized appreciation                12,082               3,357               184,959         3,905
Accumulated net realized
  (loss) on investments                    (2,030)               (821)              (10,322)            -
Undistributed net investment
  Income (loss)                                 -                   -                 4,978           (76)
                                       --------------------------------------------------------------------
NET ASSETS                             $1,854,567            $576,063            $2,252,994      $193,847
                                       --------------------------------------------------------------------
NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets, at value                  $1,854,567             $576,063            $2,252,994      $193,847
Shares outstanding                       189,938               58,480               202,134        18,952
Net asset value per share                  $9.76                $9.85                $11.15        $10.23
Maximum offering price per share
  (net asset value per share divided
  by 95.50%, 95.50%, 94.75% and
  94.75%, respectively)                   $10.22               $10.31                $11.77        $10.80
                                       --------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements (Unaudited)

Statements of Operations
Tax-Free Fund for Montana
Tax-Free Fund for North Dakota
Large-Cap Value Fund
For the six months ended June 30, 2001

Small-Cap Value Fund
For the period from inception (May 3, 2001) through June 30, 2001

                                       Tax-Free Fund       Tax-Free Fund         Large-Cap       Small-Cap
                                        for Montana       for North Dakota       Value Fund      Value Fund
                                       --------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                 $36,927             $10,688                 $-             $-
Dividends                                    800                 216             17,473            254
                                       --------------------------------------------------------------------
Total investment income                   37,727              10,904             17,473            254
                                       --------------------------------------------------------------------
EXPENSES:
Investment advisory fees                   3,514               1,010              6,479            207
Administrative fees                          703                 202                926             21
Distribution fees                          1,757                 505              3,702             83
Transfer agent fees                          221                 134                922             42
Accounting fees                              351                 101                463             10
Professional fees                          3,926               3,976              3,824            636
Insurance                                    958                 481              2,214              -
Trustee fees                                 817                 817                817              7
Registration fees                            655                  65                317             93
Custodian fees                               280                 280                276             35
Other                                         78                  70                519             29
                                       --------------------------------------------------------------------
Total expenses                            13,260               7,641             20,459          1,163
Less expenses waived or reimbursed       (12,550)             (7,306)            (7,964)          (833)
                                       --------------------------------------------------------------------
Net expenses                                 710                 335             12,495            330

                                       --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)              37,017              10,569              4,978            (76)
                                       --------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments      673                 (27)            (6,501)             -
Net change in unrealized appreciation
  (depreciation) of investments           (9,522)             (6,273)            15,829          3,905
                                       --------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS              (8,849)             (6,300)             9,328          3,905
                                       --------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                        $28,168              $4,269            $14,306         $3,829
                                       --------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements (Unaudited)

Statements of Changes in Net Assets
Tax-Free Fund for Montana
Tax-Free Fund for North Dakota
Large-Cap Value Fund
For the six months ended June 30, 2001

Small-Cap Value Fund
For the period from inception (May 3, 2001) through June 30, 2001

                                       Tax-Free Fund       Tax-Free Fund         Large-Cap       Small-Cap
                                        for Montana       for North Dakota       Value Fund      Value Fund
                                       --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income (loss)             $37,017              $10,569              $4,978          $(76)
Net realized gain (loss) on investments      673                  (27)             (6,501)            -
Net change in unrealized appreciation
  (depreciation) of investments           (9,522)              (6,273)             15,829         3,905
                                       --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               28,168                4,269              14,306         3,829
                                       --------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                    (37,017)             (10,569)                  -             -
Net realized gains                             -                    -                   -             -
                                       --------------------------------------------------------------------
Total distibutions to shareholders       (37,017)             (10,569)                  -             -
                                       --------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                876,219              387,626             875,662       191,982
Proceeds from reinvestment
  of distributions                        33,230                7,285               9,058             -
Cost of shares repurchased              (177,478)            (139,823)            (13,152)       (1,964)
                                       --------------------------------------------------------------------
Increase in net assets derived from
  capital share transactions             731,971              255,088             871,568       190,018
                                       --------------------------------------------------------------------
NET INCREASE IN NET ASSETS               723,122              248,788             885,874       193,847
                                       --------------------------------------------------------------------
NET ASSETS:
Beginning of period                   $1,131,445             $327,275          $1,367,120            $-
                                       --------------------------------------------------------------------
End of period                         $1,854,567             $576,063          $2,252,994      $193,847
                                       --------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the twelve months ended December 31, 2000

                                                           Tax-Free Fund           Tax-Free Fund             Large-Cap
                                                          for Montana             for North Dakota           Value Fund
                                                          ---------------------------------------------------------------
INCREASE IN NET ASSETS
  FROM OPERATIONS:
Net investment income                                           $18,785                $12,552                    $9,130
Net realized loss on investments                                 (1,988)                  (763)                   (3,821)
Net change in unrealized appreciation
  of investments                                                 27,561                 13,854                   169,433
                                                          ---------------------------------------------------------------
Net increase in net assets
  resulting from operations                                      44,358                 25,643                   174,742
                                                          ---------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                           (18,785)               (12,552)                   (9,130)
Net realized gains                                                    -                      -                         -
                                                          ---------------------------------------------------------------
Total distributions to shareholders                              (18,785)               (12,552)                  (9,130)
                                                          ---------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                      1,140,265                263,823                  632,738
Proceeds from reinvestment of distributions                       14,954                 11,276                    1,386
Cost of shares repurchased                                      (194,306)               (88,446)                 (23,899)
                                                          ---------------------------------------------------------------
Increase in net assets derived from
  capital share transactions                                     960,913                186,653                  610,225
                                                          ---------------------------------------------------------------
NET INCREASE IN NET ASSETS                                       986,486                199,744                  775,837
                                                          ===============================================================
NET ASSETS:
Beginning of period                                              144,959                127,531                  591,283
End of period                                                 $1,131,445               $327,275               $1,367,120
                                                          ===============================================================

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights (Unaudited)

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                           For the Period          For the Period         For the Period
                                                           from 01/01/01           from 01/01/00          from 8/3/991
                                                          through 06/30/01        through 12/31/00       through 12/31/99
                                                          ---------------------------------------------------------------
Net asset value, beginning of period                           $9.82                    $9.41                 $10.00
                                                          ---------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           0.26                     0.52                   0.15
Net realized and unrealized gain (loss) on investments         (0.06)                    0.41                  (0.59)
                                                          ---------------------------------------------------------------
Total from investment operations                                0.20                     0.93                  (0.44)
                                                          ---------------------------------------------------------------
Less distributions from:
Net investment income                                          (0.26)                   (0.52)                 (0.15)
Net realized gains                                                 -                        -                      -
                                                          ---------------------------------------------------------------
Total distributions                                            (0.26)                   (0.52)                 (0.15)
                                                          ---------------------------------------------------------------
Net asset value, end of period                                 $9.76                    $9.82                  $9.41
                                                          ---------------------------------------------------------------

Total return2                                                   2.04%                   10.23%                 (4.47)%

Ratios/supplemental data:

Net assets, end of period (000's)                             $1,855                   $1,131                   $145
Ratio of net expenses to average net assets                     0.10%3,4                 0.01%3                 0.00%3,4
Ratio of net investment income to average net assets            5.19%4                   5.13%                  4.15%4
Portfolio turnover rate                                         0.73%                   21.12%                  4.36%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does
not reflect the     impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive     its fees or reimburse the Fund for its expenses through
August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $12,550, $17,505 and $9,972. If the fees had
not been waived or expenses had not been      reimbursed, the annualized ratio
of total expenses to average net assets would have been 1.86%, 4.79% and 24.90% respectively.
4Annualized.


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements (Unaudited)

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                           For the Period          For the Period         For the Period
                                                           from 01/01/01           from 01/01/00          from 8/3/991
                                                          through 06/30/01        through 12/31/00       through 12/31/99
                                                          ---------------------------------------------------------------
Net asset value, beginning of period                           $9.95                   $9.47                   $10.00
                                                          ---------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           0.26                    0.55                     0.18
Net realized and unrealized gain (loss) on investments         (0.10)                   0.48                    (0.53)
                                                          ---------------------------------------------------------------
Total from investment operations                                0.16                    1.03                    (0.35)
                                                          ---------------------------------------------------------------
Less distributions from:
Net investment income                                          (0.26)                  (0.55)                   (0.18)
Net realized gains                                                 -                       -                        -
                                                          ---------------------------------------------------------------
Total distributions                                            (0.26)                  (0.55)                   (0.18)
                                                          ---------------------------------------------------------------
Net asset value, end of period                                 $9.85                   $9.95                    $9.47
                                                          ---------------------------------------------------------------

Total return2                                                   1.63%                  11.30%                   (3.56)%

Ratios/supplemental data:

Net assets, end of period (000's)                               $576                    $327                     $128
Ratio of net expenses to average net assets                     0.16%3,4                0.05%3                   0.00%3,4
Ratio of net investment income to average net assets            4.99%4                  5.73%                    4.28%4
Portfolio turnover rate                                         0.00%                  16.16%                    0.00%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the mpact of a sales charge and is not annualized
3Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive     its fees or reimburse the Fund for its expenses through
August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $7,306, $15,441 and $9,786. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 3.61%, 7.10% and 29.72% respectively.
4Annualized.


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights (Unaudited)

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                           For the Period          For the Period         For the Period
                                                           from 01/01/01           from 01/01/00          from 8/3/991
                                                          through 06/30/01        through 12/31/00       through 12/31/99
                                                          ---------------------------------------------------------------
Net asset value, beginning of period                           $11.08                   $9.90                 $10.00
                                                          ---------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            0.02                    0.07                   0.02
Net realized and unrealized gain (loss) on investments           0.05                    1.18                  (0.10)
                                                          ---------------------------------------------------------------
Total from investment operations                                 0.07                    1.25                  (0.08)
                                                          ---------------------------------------------------------------
Less distributions from:
Net investment income                                               -                   (0.07)                 (0.02)
Net realized gains                                                  -                       -                      -
                                                          ---------------------------------------------------------------
Total distributions                                                 -                   (0.07)                 (0.02)
                                                          ---------------------------------------------------------------
Net asset value, end of period                                 $11.15                  $11.08                  $9.90
                                                          ---------------------------------------------------------------

Total return2                                                    0.63%                  12.67%                 (0.77)%

Ratios/supplemental data:

Net assets, end of period (000's)                              $2,253                  $1,367                   $591
Ratio of net expenses to average net assets                      1.34%3,4                1.35%3                 1.353,4
Ratio of net investment income to average net assets             0.53%4                  0.90%                   0.83%4
Portfolio turnover rate                                         13.17%                  48.97%                   6.30%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does
not reflect the     impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive     its fees or reimburse the Fund for its expenses through
August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $7,964, $17,512 and $11,025. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 2.20%, 3.07% and 8.58% respectively.
4Annualized.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights (Unaudited)

Viking Small-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                           For the Period
                                                           from 05/03/011
                                                           through 06/30/01
                                                           ----------------
Net asset value, beginning of period                            $10.00
                                                           ----------------
Income (loss) from investment operations:
Net investment income                                                -
Net realized and unrealized gain (loss) on investments            0.23
                                                           ----------------
Total from investment operations                                  0.23
                                                           ----------------
Less distributions from:
Net investment income                                                -
Net realized gains                                                   -
                                                           ----------------
Total distributions                                                  -
                                                           ----------------
Net asset value, end of period                                  $10.23
                                                           ----------------

Total return2                                                     2.30%

Ratios/supplemental data:
Net assets, end of period (000's)                                 $194
Ratio of net expenses to average net assets                       1.58%3,4
Ratio of net investment income to average net assets             (0.36)%4
Portfolio turnover rate                                           0.00%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. For the period indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $833. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 5.57%.
4Annualized.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS

Notes to Financial Statements (Unaudited)
June 30, 2001

1.  ORGANIZATION
Viking Mutual Funds (the "Company") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company, consisting of four series (the "Funds").

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a "Tax-Free Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund ("Large-Cap") and Viking Small-Cap Value Fund ("Small-Cap"), each a diversified Fund, seek long-term total return and capital preservation.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitute a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees.

Security Transactions, Investment Income, Expenses and Distributions - Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Original issue discounts and market premiums are amortized to interest income using the constant yield method over the estimated lives of the respective securities. The Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund and the Small-Cap Fund will declare and pay dividends from net investment income at least annually. Capital gains, if any, are distributed annually.

Commons expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL STOCK
Transactions in capital shares were as follows:

                                   Tax-Free Fund      Tax-Free Fund       Large-Cap       Small-Cap
                                    for Montana      for North Dakota    Value Fund       Value Fund
                                   --------------------------------------------------------------------
                                   For the Period     For the Period    For the Period   For the Period
                                   from 01/01/01      from 01/01/01     from 01/01/01    from 05/03/011
                                  through 06/30/01   through 06/30/01  through 06/30/01  through 06/30/01
                                   --------------------------------------------------------------------
Shares sold                            90,404             40,427            79,099          19,152
Shares issued in reinvestment
 of distributions                       3,390                732               817               0
Shares redeemed                       (19,083)           (15,584)           (1,190)           (200)
                                   --------------------------------------------------------------------
Net Increase                           74,711             25,575            78,726          18,952
                                   --------------------------------------------------------------------

1. Commencement of operations.

4.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC ("VFM") to provide the Funds with investment advice and portfolio management. As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70% to the Large-Cap Fund's daily net assets and 1.00% to the Small-Cap Fund's daily net assets. The Large-Cap Fund recognized $4,528 of investment advisory fees after a partial waiver for the six months ended June 30, 2001. The Small-Cap fund recognized $173 of investment advisory fees after a partial waiver for the period since inception (May 3, 2001) through June 30, 2001. On June 30, 2001, the Large-Cap Fund had a payable to VFM for investment advisory fees of $1,216. On June 30, 2001, the Small-Cap fund had a payable to VFM for investment advisory fees of $110. Under a sub-advisory agreement between Fox Asset Management (the "sub-adviser") and VFM, the sub-adviser provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of VFM. As compensation for its services provided to the Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap Fund's daily net assets of up to $100 million and 0.35% to the Large-Cap Fund's daily net assets in excess of $100 million. As compensation for its services provided to the Small-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Small-Cap Fund's daily net assets until the net assets reach $5 million and 0.60% to the Small-Cap Fund's daily net assets when the net assets surpass $5 million.

The Funds have also entered into an agreement with VFM to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. On June 30, 2001, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had payable to VFM for transfer agent out-of-pocket expenses of $125, $135, $180 and $29, respectively.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and service fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund and the Small-Cap Fund to pay distribution and service fees of up to 0.40% of average daily net assets per year to Viking Fund Distributors, LLC ("VFD") for distributing each Fund's shares and for servicing shareholder accounts.

For the period ending June 30, 2001, the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $4,457, $1,081, $2,515 and $209 for the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund, respectively. On June 30, 2001, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFD for underwriting fees of $893, $409, $0 and $0, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Fund's total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis, the Large-Cap Fund's total operating expenses during this period will not exceed 1.35% of average net assets on an annual basis and the Small-Cap Fund's total operating expenses during this period will not exceed 1.65% of average net assets on an annual basis.

On June 30, 2001, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota and Large-Cap Fund had receivables from VFM for reimbursement of certain expenses of $1,618, $2,268 and $2,977, respectively. On June 30, 2001, the Small-Cap Fund had a payable to VFM for reimbursement of certain expenses of $693. Certain officers and trustees of the Funds are also officers and governors of VFM and VFD.

5. INCOME TAXES No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income. At June 30, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had capital losses of $2,030, $822, $10,322 and $0 respectively, which may be carried over to offset future capital gains. Such losses expire in 2009.

At June 30, 2001, the net unrealized appreciation based on the cost of investments for federal income tax purposes was as follows:

                                   Tax-Free Fund      Tax-Free Fund       Large-Cap       Small-Cap
                                    for Montana      for North Dakota    Value Fund       Value Fund
                                   --------------------------------------------------------------------
Investments at cost                 $1,803,712           $566,728         $2,024,741       $190,378
                                   --------------------------------------------------------------------
Unrealized appreciation                 19,628              8,246            237,011         10,950
Unrealized depreciation                 (7,546)            (4,889)           (52,052)        (7,045)
                                   --------------------------------------------------------------------
Net unrealized appreciation            $12,082             $3,357           $184,959         $3,905
                                   --------------------------------------------------------------------

6.  INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2001 were as follows:

                                   Tax-Free Fund      Tax-Free Fund       Large-Cap       Small-Cap
                                    for Montana      for North Dakota    Value Fund       Value Fund
                                   --------------------------------------------------------------------
Purchases                           $595,936            $258,839         $1,027,779        $172,379
Sales                                $10,445            $      -           $245,279        $      -

7.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific state's municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.

VIKING MUTUAL FUNDS
1400 14th Avenue SW
Minot, ND 58701

BOARD OF TRUSTEES
Bruce C. Adams
Shirley R. Martz
Douglas P. Miller
Shannon D. Radke
Mike Timm

INVESTMENT MANAGER
Viking Fund Management, LLC
1400 14th Avenue SW
Minot, ND 58701

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
(For Viking Small-Cap Value Fund)
Fox Asset Management, Inc.
44 Sycamore Avenue
Little Silver, NJ 07739

DISTRIBUTOR
Viking Fund Distributors, LLC
1400 14th Avenue SW
Minot, ND 58701

CUSTODIAN
First International Bank & Trust
3001 25th Street South
Fargo, ND 58103

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
201 East Broadway, Suite 200
Bismarck, ND 58501

Shareholder Services
701-858-1599
800-933-8413

Dealer Services
701-858-1588
800-933-8513

When used with prospective investors, this report must be preceded by a current Viking Mutual Funds prospectus. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each of the Funds. You should read the prospectus carefully before you invest.
To obtain a prospectus, contact your investment professional or Viking Mutual Funds.